United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Hermes Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: Six months ended 05/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2021

Ticker FIBPX

Federated Hermes International Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Brazil	8.4%	0.7%
Japan	7.4%	16.6%
Mexico	7.4%	(1.4)%
Turkey	6.1%	—
United Kingdom	5.5%	4.7%
China	5.5%	0.9%
France	4.9%	—
Italy	4.3%	—
Spain	4.3%	—
Argentina	3.1%	—
South Africa	2.8%	—
Egypt	2.6%	0.6%
Germany	2.2%	—
India	1.9%	0.3%
Bahrain	1.8%	—
Ukraine	1.7%	—
Australia	1.7%	2.8%
Dominican Republic	1.7%	—
Nigeria	1.6%	—
Oman	1.4%	—
Colombia	1.4%	0.2%
Canada	1.3%	(1.2)%
Ghana	1.3%	—
Russia	1.1%	(0.1)%
Indonesia	0.9%	0.3%
United States	0.6%	48.8%
Poland	0.2%	0.2%
Euro	—	24.1%
Other Countries[5]	14.4%	—
SUB-TOTAL	97.5%	97.5%
Cash Equivalents[6]	2.3%	2.3%
Derivative Contracts[7]	0.1%	0.1%
Other Assets and Liabilities—Net[8]	0.1%	0.1%
TOTAL	100%	100%
1
The fixed-income securities of some issuers may not be denominated in the currency of the issuer’s designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2
This column depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities, along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund’s Adviser may allocate the company to a country based on other factors such as the location of the company’s head office, the jurisdiction of the company’s incorporation, the location of the principal trading market for the company’s securities or the country from which a majority of the company’s revenue is derived.
3
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4
This column depicts the Fund’s exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5
This line depicts the Fund’s exposure to various countries, each of which represents less than 1.0% of the Fund’s Total Net Assets.
Semi-Annual Shareholder Report

6
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund’s foreign cash position.
7
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
8
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—35.1%
	AUSTRALIAN DOLLAR—1.7%
	Sovereign—1.7%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$98,460
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	83,045
475,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	405,280
530,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	387,291
	TOTAL	974,076
	BRITISH POUND—5.5%
	Sovereign—5.5%
600,000	United Kingdom, Government of, 2.750%, 9/7/2024	922,983
200,000	United Kingdom, Government of, 3.250%, 1/22/2044	393,300
110,000	United Kingdom, Government of, 4.250%, 12/7/2027	193,565
200,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	405,486
660,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	977,648
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	344,347
	TOTAL	3,237,329
	CANADIAN DOLLAR—1.3%
	Sovereign—1.3%
555,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	613,750
145,000	Canada, Government of, 1.500%, 6/1/2023	122,845
	TOTAL	736,595
	EGYPTIAN POUND—0.2%
	Sovereign—0.2%
2,250,000	Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	143,416
	EURO—18.8%
	Consumer Products—0.5%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	272,486
	Oil & Gas—1.2%
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	731,672
	Sovereign—17.1%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	142,244
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	295,872
495,000	France, Government of, 0.500%, 5/25/2025	628,048
220,000	France, Government of, 2.750%, 10/25/2027	320,794
300,000	France, Government of, 4.250%, 10/25/2023	409,173
400,000	France, Government of, Bond, 4.500%, 4/25/2041	841,066
370,000	France, Government of, O.A.T., 5.500%, 4/25/2029	652,722
200,000	Germany, Government of, 2.500%, 7/4/2044	368,105
410,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	817,980
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	70,720
400,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	498,473
540,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	704,128
385,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	609,592
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	443,954
140,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	221,831
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	$302,746
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	157,227
600,000	Spain, Government of, 4.200%, 1/31/2037	1,083,618
400,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	533,497
485,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	676,284
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	33,793
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	118,147
	TOTAL	9,930,014
	JAPANESE YEN—7.4%
	Sovereign—7.4%
106,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,121,109
170,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,772,080
123,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,403,668
	TOTAL	4,296,857
	POLISH ZLOTY—0.2%
	Sovereign—0.2%
350,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	100,980
	TOTAL BONDS (IDENTIFIED COST $19,858,658)	20,423,425
	REPURCHASE AGREEMENTS—2.3%
$1,351,000	Interest in $152,000,000 joint repurchase agreement, 0.005% dated 5/28/2021 under which BNP Paribas will repurchase the securities provided as collateral for $152,000,084 on 6/1/2021.The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 8/15/2030 and the market value of those underlying securities was $155,040,115.	1,351,000
	PURCHASED CALL OPTION—0.1%
	Foreign Currency—0.1%
2,300,000	EUR CALL/USD PUT, JPMorgan, Notional Amount $2,300,000, Exercise Price $1.233, Expiration Date 6/14/2021 (IDENTIFIED COST $6,041)	3,513
31,000,000	MXN CALL/JPY PUT, Barclays, Notional Amount $31,000,000, Exercise Price $5.289, Expiration Date 7/29/2021 (IDENTIFIED COST $32,451)	65,981
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $38,492)	69,494
	PURCHASED PUT OPTION—0.0%
	Foreign Currency—0.0%
1,500,000	USD PUT/CAD CALL, JPMorgan, Notional Amount $1,500,000, Exercise Price $1.195, Expiration Date 6/14/2021 (IDENTIFIED COST $3,825)	2,657
	INVESTMENT COMPANY—62.3%
3,524,735	Emerging Markets Core Fund (IDENTIFIED COST $36,391,060)	36,234,271
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $57,643,035)[1]	58,080,847
	OTHER ASSETS AND LIABILITIES - NET—0.2%[2]	126,370
	TOTAL NET ASSETS—100%	$58,207,217
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
[3]United States Treasury Notes 10 Year	5	$659,688	September 2021	$(1,184)
At May 31, 2021, the Fund had the following outstanding written options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollar
Call Options:
3JPMorgan	EUR PUT/USD CALL	$2,300,000	6/14/2021	$1.211	$(5,740)
Put Options:
3BNP Paribas	GBP CALL/USD PUT	$46,925	6/9/2021	$1.400	$(940)
(PREMIUM RECEIVED $6,476)					$(6,680)
At May 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/11/2021	Bank of America	621,102 MXN	$30,784	$360
6/11/2021	BNP Paribas	264,223,325 COP	$72,112	$(906)
6/11/2021	Citibank	41,384 AUD	$31,162	$743
6/11/2021	Citibank	40,337 CAD	$31,336	$2,054
6/11/2021	Citibank	27,614 CHF	$31,280	$(572)
6/11/2021	Citibank	23,554 GBP	$31,361	$2,066
6/11/2021	Citibank	3,243,349 JPY	$31,410	$(1,878)
6/11/2021	Citibank	1,250,000 MXN	$61,707	$970
6/11/2021	Credit Agricole	25,700 EUR	$31,419	$(73)
6/11/2021	Credit Agricole	25,932 EUR	$31,452	$177
6/11/2021	Credit Agricole	51,500 EUR	$62,026	$789
6/11/2021	Credit Agricole	2,289,866 INR	$30,553	$1,003
6/11/2021	Credit Agricole	2,292,860 INR	$30,471	$1,127
6/11/2021	Credit Agricole	3,263,702 JPY	$31,396	$(1,679)
6/11/2021	HSBC	204,790 CNY	$31,046	$1,100
6/11/2021	HSBC	204,997 CNY	$30,983	$1,196
6/11/2021	HSBC	627,099 MXN	$30,789	$655
6/11/2021	Morgan Stanley	158,859 BRL	$30,997	$(549)
6/11/2021	Morgan Stanley	159,456 BRL	$31,090	$(526)
6/11/2021	Morgan Stanley	107,010,469 COP	$31,113	$(2,274)
6/11/2021	Morgan Stanley	108,846,008 COP	$31,226	$(1,892)
6/11/2021	Morgan Stanley	441,662,813 IDR	$30,808	$81
6/11/2021	Morgan Stanley	441,819,375 IDR	$30,773	$128
6/11/2021	Morgan Stanley	442,000,000 IDR	$30,497	$416
6/11/2021	Morgan Stanley	2,290,000 INR	$30,755	$804
6/11/2021	State Street	41,846 AUD	$31,157	$1,103
6/11/2021	State Street	40,124 CAD	$31,318	$1,895
6/11/2021	State Street	27,695 CHF	$31,311	$(513)
6/11/2021	State Street	23,373 GBP	$31,343	$1,827
6/15/2021	JPMorgan	$1,500,000	1,809,675 CAD	$2,018
7/27/2021	Bank of America	820,000 AUD	$636,164	$(3,861)
7/27/2021	Bank of America	250,000 EUR	365,996 CAD	$2,265
7/27/2021	Bank of America	2,000,000 EUR	$2,445,210	$(3,562)
7/27/2021	Bank of America	$500,000	606,409 CAD	$(1,934)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
7/27/2021	Barclays	2,100,000 BRL	$376,374	$24,359
7/27/2021	BNP Paribas	700,000 CAD	2,139,846 PLN	$(2,797)
7/27/2021	BNP Paribas	$3,700,000	404,501,168 JPY	$15,552
7/27/2021	Citibank	800,000 AUD	862,354 NZD	$(7,711)
7/27/2021	Citibank	2,000,000 CAD	180,285,000 JPY	$13,283
7/27/2021	Citibank	250,000 EUR	368,203 CAD	$439
7/27/2021	Citibank	1,500,000 EUR	195,260,520 JPY	$52,682
7/27/2021	Citibank	5,150,000 EUR	$6,242,141	$45,101
7/27/2021	Citibank	$2,300,000	8,725,089 PLN	$(73,875)
7/27/2021	Credit Agricole	280,000,000 CLP	$405,486	$(19,197)
7/27/2021	Credit Agricole	39,000,000 RUB	$508,361	$19,999
7/27/2021	JPMorgan	2,000,000 BRL	$370,542	$11,109
7/27/2021	JPMorgan	450,000,000 COP	$123,438	$(2,469)
7/27/2021	JPMorgan	300,000 EUR	$361,232	$5,015
7/27/2021	JPMorgan	1,000,000 EUR	$1,209,990	$10,834
7/27/2021	JPMorgan	1,800,000 GBP	$2,499,095	$55,506
7/27/2021	JPMorgan	$700,000	14,118,838 MXN	$(4,307)
7/27/2021	Morgan Stanley	300,000 GBP	517,449 CAD	$(2,533)
7/27/2021	Morgan Stanley	$400,000	43,402,144 JPY	$4,666
7/27/2021	State Street	2,000,000 CAD	173,091,800 JPY	$78,803
7/27/2021	State Street	$350,000	37,597,490 JPY	$7,539
7/27/2021	State Street	$550,000	59,723,296 JPY	$6,003
8/2/2021	Citibank	20,000,000 MXN	108,082,960 JPY	$12,478
8/2/2021	Credit Agricole	15,500,000 MXN	82,900,805 JPY	$17,536
12/16/2021	BNP Paribas	2,500,000 CNY	$379,605	$7,834
Contracts Sold:
6/11/2021	Barclays	51,631 EUR	$62,141	$(835)
6/11/2021	BNY Mellon	6,507,051 JPY	$59,546	$297
6/11/2021	Citibank	55,309 CHF	$59,739	$(1,767)
6/11/2021	HSBC	1,248,201 MXN	$62,120	$(468)
6/11/2021	Morgan Stanley	318,315 BRL	$57,252	$(3,760)
6/11/2021	Morgan Stanley	264,223,325 COP	$72,172	$966
6/11/2021	Morgan Stanley	215,856,476 COP	$55,878	$(2,294)
6/11/2021	State Street	1,250,000 MXN	$61,820	$(857)
6/15/2021	Bank of America	$300,000	362,706 CAD	$235
7/27/2021	Bank of America	560,000 CAD	50,173,424 JPY	$(6,510)
7/27/2021	Bank of America	3,700,000 EUR	$4,466,241	$(50,807)
7/27/2021	BNP Paribas	2,000,000 CAD	179,003,560 JPY	$(24,955)
7/27/2021	BNP Paribas	$7,935,000	856,878,749 JPY	$(130,016)
7/27/2021	Citibank	800,000 AUD	851,211 NZD	$(359)
7/27/2021	Citibank	750,000 EUR	98,985,503 JPY	$(13,997)
7/27/2021	Citibank	$1,100,000	119,918,546 JPY	$(7,707)
7/27/2021	Citibank	$1,200,000	4,529,566 PLN	$32,380
7/27/2021	Citibank	$880,000	3,348,399 PLN	$31,014
7/27/2021	Credit Agricole	2,100,000 BRL	$382,495	$(18,239)
7/27/2021	Credit Agricole	350,000 GBP	$486,260	$(10,468)
7/27/2021	Credit Agricole	$700,000	14,060,192 MXN	$1,382
7/27/2021	Goldman Sachs	39,000,000 RUB	$520,187	$(8,172)
7/27/2021	JPMorgan	280,000,000 CLP	$394,850	$8,561
7/27/2021	JPMorgan	250,000 EUR	368,854 CAD	$100
7/27/2021	JPMorgan	1,400,000 EUR	$1,709,409	$255
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
7/27/2021	JPMorgan	600,000 GBP	$848,586	$(2,948)
7/27/2021	JPMorgan	$500,000	624,401 CAD	$16,826
7/27/2021	JPMorgan	$220,000	837,751 PLN	$7,931
7/27/2021	Morgan Stanley	560,000 CAD	49,583,565 JPY	$(11,883)
7/27/2021	State Street	480,000 CAD	42,443,021 JPY	$(10,706)
7/27/2021	State Street	400,000 CAD	34,822,912 JPY	$(13,897)
7/27/2021	State Street	700,000 CAD	2,168,634 PLN	$10,629
7/27/2021	State Street	2,300,000 EUR	$2,811,486	$3,591
7/27/2021	State Street	300,000 GBP	522,154 CAD	$6,428
7/27/2021	State Street	300,000 GBP	$424,461	$(1,306)
7/27/2021	State Street	$700,000	14,105,184 MXN	$3,626
8/2/2021	BNP Paribas	20,000,000 MXN	108,355,006 JPY	$(10,000)
8/2/2021	Citibank	15,500,000 MXN	84,461,763 JPY	$(3,317)
8/2/2021	HSBC	15,500,000 MXN	82,928,271 JPY	$(17,286)
8/2/2021	Goldman Sachs	15,500,000 MXN	84,344,513 JPY	$(4,385)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$45,689
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Written Options Contracts are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2020	$34,874,345
Purchases at Cost	27,411,780
Proceeds from Sales	(26,000,000)
Change in Unrealized Appreciation/Depreciation	$(761,733)
Net Realized Gain/(Loss)	$709,879
Value as of 5/31/2021	$36,234,271
Shares Held as of 5/31/2021	3,524,735
Dividend Income	$1,569,635
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
The cost of investments for federal tax purposes amounts to $57,993,270.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$20,423,425	$—	$20,423,425
Repurchase Agreement	—	1,351,000	—	1,351,000
Purchased Call Option	—	69,494	—	69,494
Purchased Put Option	—	2,657	—	2,657
Investment Company	36,234,271	—	—	36,234,271
TOTAL SECURITIES	$36,234,271	$21,846,576	$—	$58,080,847
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$535,736	$—	$535,736
Liabilities
Futures Contracts	(1,184)	—	—	(1,184)
Written Call Options	(5,740)	—	—	(5,740)
Written Put Options	(940)	—	—	(940)
Foreign Exchange Contracts	—	(490,047)	—	(490,047)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(7,864)	$45,689	$—	$37,825
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.59	$14.75	$14.01	$15.08	$14.48	$13.77
Income From Investment Operations:
Net investment income[1]	0.34	0.51	0.53	0.54	0.47	0.51
Net realized and unrealized gain (loss)	(0.07)	0.83	0.81	(1.20)	0.77	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.27	1.34	1.34	(0.66)	1.24	0.71
Less Distributions:
Distributions from net investment income	(0.33)	(0.50)	(0.60)	(0.41)	(0.64)	—
Distributions from net realized gain	—	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.33)	(0.50)	(0.60)	(0.41)	(0.64)	—
Net Asset Value, End of Period	$15.53	$15.59	$14.75	$14.01	$15.08	$14.48
Total Return[2]	1.69%	9.34%	9.92%	(4.50)%	8.95%	5.16%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.02%
Net investment income	4.38%[5]	3.49%	3.66%	3.76%	3.24%	3.50%
Expense waiver/reimbursement[6]	0.44%[5]	0.93%	1.24%	1.55%	1.65%	1.80%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,207	$52,037	$23,369	$18,179	$14,229	$12,911
Portfolio turnover	49%	69%	52%	20%	55%	33%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
4
Amount does not reflect net expenses incurred by the investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $36,234,271 of investment in an affiliated holding* (identified cost $57,643,035)		$58,080,847
Cash denominated in foreign currencies (identified cost $9,665)		9,679
Due from broker		7,625
Cash		514
Unrealized appreciation on foreign exchange contracts		535,736
Income receivable		156,726
Receivable for shares sold		1,429
TOTAL ASSETS		58,792,556
Liabilities:
Unrealized depreciation on foreign exchange contracts	$490,047
Payable for shares redeemed	13,925
Written options outstanding, at value (premiums received $6,476)	6,680
Payable for portfolio accounting fees	49,563
Payable to adviser (Note 5)	1,914
Payable for variation margin on futures contracts	781
Payable for administrative fee (Note 5)	335
Accrued expenses (Note 5)	22,094
TOTAL LIABILITIES		585,339
Net assets for 3,748,319 shares outstanding		$58,207,217
Net Assets Consists of:
Paid-in capital		$56,190,165
Total distributable earnings (loss)		2,017,052
TOTAL NET ASSETS		$58,207,217
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$58,207,217 ÷ 3,748,319 shares outstanding, no par value, unlimited shares authorized		$15.53
*
  See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Dividends received from an affiliated holding*			$1,569,635
Interest			76,509
TOTAL INCOME			1,646,144
Expenses:
Administrative fee (Note 5)		$29,601
Custodian fees		7,111
Transfer agent fees		3,205
Directors'/Trustees' fees (Note 5)		852
Auditing fees		15,208
Commitment fees		6,751
Legal fees		5,211
Portfolio accounting fees		69,046
Share registration costs		16,006
Printing and postage		9,550
Miscellaneous (Note 5)		3,657
TOTAL EXPENSES		166,198
Reimbursement of other operating expenses (Note 5)	$(166,198)
Net expenses			—
Net investment income			1,646,144
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $709,879 on sales of investments in an affiliated holding*) and foreign currency transactions			836,885
Net realized loss on foreign exchange contracts			(311,547)
Net realized gain on futures contracts			5,640
Net realized gain on written options			45,810
Net realized loss on swap contracts			(10,399)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(761,733) of investments in an affiliated holding*)			(1,233,847)
Net change in unrealized appreciation of foreign exchange contracts			(8,059)
Net change in unrealized appreciation of futures contracts			(2,187)
Net change in unrealized depreciation of written options			(12,058)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions			(689,762)
Change in net assets resulting from operations			$956,382
*
  See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,646,144	$1,053,653
Net realized gain	566,389	491,893
Net change in unrealized appreciation/depreciation	(1,256,151)	1,789,745
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	956,382	3,335,291
Distributions to Shareholders:
Distribution to shareholders	(1,580,581)	(793,186)
Share Transactions:
Proceeds from sale of shares	37,825,246	29,756,977
Net asset value of shares issued to shareholders in payment of distributions declared	48,888	26,941
Cost of shares redeemed	(31,079,592)	(3,657,928)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,794,542	26,125,990
Change in net assets	6,170,343	28,668,095
Net Assets:
Beginning of period	52,036,874	23,368,779
End of period	$58,207,217	$52,036,874
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. During part of the fiscal year, the Fund invested in Emerging Markets Core Fund, a portfolio of Federated Hermes Core Trust. The detail of the total fund expense reimbursement of $166,198 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six-month period ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return, and to manage currency risk, duration risk, market risk and yield curve risk. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2021 is $0. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2021, the Fund had no open swaps contracts.
The average notional value of credit default swap contracts held by the Fund throughout the period was $219,780. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $20,768,466 and $20,585,492, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage currency, duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures and short futures contracts held by the Fund throughout the period was $3,513,184 and $94,241, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to seek to manage currency, duration and market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased options and written options held by the Fund throughout the period was $41,834 and $23,118, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$535,736	Unrealized depreciation on foreign exchange contracts	$490,047
Foreign exchange contracts	Purchased options, Investments in securities, at value	$72,151
Foreign exchange contracts			Written options outstanding, at value	$6,680
Interest rate contracts			Payable for variation margin on futures contracts	$1,184*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$607,887		$497,911
*
 Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six-Month Period Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased Options[1]	Credit Default Swap Contracts	Written Options	Foreign Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$(122,359)	$—	$45,810	$(311,547)	$—	$(388,096)
Credit contracts	—	(10,399)	—	—	—	(10,399)
Interest rate contracts	—	—	—	—	5,640	5,640
TOTAL	$(122,359)	$(10,399)	$45,810	$(311,547)	$5,640	$(392,855)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Purchased Options[2]	Written Option Contracts	Foreign Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$27,109	$(12,058)	$(8,059)	$—	$6,992
Interest rate contracts	—	—	—	(2,187)	(2,187)
TOTAL	$27,109	$(12,058)	$(8,059)	$(2,187)	$4,805
1
 The net realized loss on Purchased Options is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
2
 The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counter party certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Foreign Exchange Contracts	$535,736	$(227,292)	$—	$308,444
TOTAL	$535,736	$(227,292)	$—	$308,444

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Foreign Exchange Contracts	$490,047	$(227,292)	$—	$262,755
TOTAL	$490,047	$(227,292)	$—	$262,755
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2021	Year Ended 11/30/2020
Shares sold	2,426,371	2,006,421
Shares issued to shareholders in payment of distributions declared	3,098	1,859
Shares redeemed	(2,019,499)	(254,461)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	409,970	1,753,819
4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $57,993,270. The net unrealized appreciation of investments for federal tax purposes was $131,878. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,192,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,060,996. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $107,969 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$107,969	$—	$107,969
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six-month period ended May 31, 2021, the Adviser reimbursed $166,198 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six-month period ended May 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund. Fees paid to FAS by the Fund were reimbursed by the Adviser.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six-month period ended May 31, 2021, were as follows:
Purchases	$40,117,011
Sales	$33,163,645
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six-month period ended May 31, 2021, the program was not utilized.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six-month period ended May 31, 2021, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,016.90	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1
Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). Federated Investment Management Company, the Adviser, has contractually agreed to reimburse all operating expenses excluding extraordinary expenses and expenses allocated from affiliated holdings, incurred by the Fund. This agreement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes International Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the periods ended December 31, 2020, the Fund outperformed its benchmark index for the one-year period, and the Fund underperformed its benchmark index the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund so that total fund expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Bond Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the “Trust” (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes International Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021